Accounts Receivable - Schedule of Account Receivable (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Account Receivable [Abstract]
Accounts receivable		¥ 173,701,057	¥ 140,731,559
Less: Allowance for credit losses		(30,043,452)	(26,660,972)
Accounts receivable, Net	$ 21,172,511	¥ 143,657,605	¥ 114,070,587